     As filed with the Securities and Exchange Commission on April 30, 2003

                           1940 Act File No. 811-07939

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 AMENDMENT NO. 6

                                 MERRIMAC FUNDS
               (Exact Name of Registrant as Specified in Charter)

                200 Clarendon Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (888) 637-7622

                           Susan C. Mosher, Secretary
                                 Merrimac Funds
                              200 Clarendon Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                                    Copy to:
                                Philip H. Newman
                               Goodwin Proctor LLP
                                 Exchange Place
                           Boston, Massachusetts 02109

                                 MERRIMAC FUNDS

                                EXPLANATORY NOTE

This Registration Statement has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). However, beneficial interests in the Registrant are not being registered under the Securities Act of 1933, as amended (the "1933 Act") since such interests will be issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant's series may only be made by "accredited investors" within the meaning of Regulation D under the 1933 Act which generally includes institutional investors and high net worth individuals. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests in any series of the Registrant.

Pursuant to General Instruction B2 of Form N-1A, a registration statement filed under only the 1940 Act shall consist of the facing sheet of the Form, responses to all items of Parts A and B except Items 1, 2, 3, 5 and 9 of Part A thereof, responses to all items of Part C except Items 23(e) and (i)-(k) and the required signatures, and all other documents that are required or which the Registrant may file as part of the registration statement.

                                     PART A

                                     PART A


                                   May 1, 2003


Responses to Items 1, 2, 3, 5 and 9 have been omitted pursuant to paragraph (b) of Instruction B.2. of the General Instructions to Form N-1A.

Item 4. Investment Objective, Principal Investment Strategies and Related Risks

MERRIMAC CASH FUND

INVESTMENT OBJECTIVE

The investment objective of the Merrimac Cash Fund (the "Cash Fund") is to achieve a high level of current income consistent with preserving principal and liquidity. In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

IMPLEMENTATION OF INVESTMENT OBJECTIVES


The Cash Fund is a series of Merrimac Funds (the "Trust"). Unlike other mutual funds which directly acquire and manage their own portfolios of securities, the Cash Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Cash Portfolio (the "Cash Portfolio") which is a series of the Merrimac Master Portfolio (the "Master Portfolio"), an open-end management investment company which is treated as a partnership for federal tax purposes. The Cash Portfolio has the same investment objective and policies as the Cash Fund. Opus Investment Management, Inc. ("OIM"), formerly Allmerica Asset Management, Inc., acts as sub-adviser to the Cash Portfolio and manages its investment program.

The Cash Portfolio's principal investment strategy is to invest in high quality U.S. dollar-denominated, money market instruments with remaining maturities of 397 calendar days or less that in the opinion of OIM present minimal credit risk.

The Cash Portfolio may invest in the following U.S. dollar denominated instruments:

      o     asset-backed securities;
      o     certificates of deposit;
      o     commercial paper;
      o     corporate debt;
      o     municipal obligations;
      o obligations of the U.S. Government or its agencies or instrumentalities;
      o     other short-term debt securities;
      o     time deposits;
      o     U.S. Treasury bill, notes and bonds; and
      o repurchase agreements that are collateralized by the securities listed above;
      o securities of U.S. and foreign banks or thrift organizations (such as bankers' acceptances);

Further description of these securities is found in Appendix A.

The Securities and Exchange Commission (the "SEC") has set certain diversification requirements for money market funds. Generally, these requirements limit a money market fund's investments in securities of any issuer to no more than 5% of a fund's assets. Also, strict SEC guidelines do not permit OIM to invest, with respect to 75% of the Cash Portfolio's assets, greater than 10% of the Cash Portfolio's assets in securities issued by or subject to guarantees by the same institution. Purchases of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities are not counted toward these limitations.

The Cash Portfolio's investments primarily consist of high-quality securities that qualify as "first-tier" securities under the SEC rules that apply to money market funds. In general, a first-tier security is defined as a security that is:

      o issued or guaranteed by the U.S. Government or any agency or instrumentality thereof;
      o rated or subject to a guarantee that is rated in the highest category for short-term securities by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), or by one NRSRO if the security is rated by only one NRSRO;
      o unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term obligations so rated; or
      o unrated but determined by OIM to be of comparable quality to other first-tier securities.

In addition, OIM must consider whether a particular investment presents minimal credit risk.

The current NRSROs are:

      o     Moody's Investors Service, Inc.;
      o     Standard & Poor's Ratings Group;
      o     Fitch's IBCA Investors Service; and
      o     Dominion Bond Rating Service.

If the rating of a security is downgraded after purchase, OIM will determine whether it is in the best interest of the Cash Portfolio's shareholders (i.e., the Cash Fund) to continue to hold the security.

While OIM will endeavor to maintain a constant Fund net asset value ("NAV") of $1 per share, there is no assurance that they will be able to do so. The shares are neither insured nor guaranteed by the U.S. Government. As such, the Cash Fund carries some risk. For example, there is always a risk that the issuer of a security held by the Cash Portfolio will fail to pay interest or principal when due. The Cash Portfolio attempts to minimize credit risk by investing only in securities rated in the highest category for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, the Cash Portfolio will not purchase a security unless OIM has determined that the security presents minimal credit risk. There is also a risk that rising interest rates will cause the value of the Cash Portfolio's securities to decline. The Cash Portfolio attempts to minimize interest rate risk by limiting the maturity of each security to 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Cash Portfolio of 90 days or less.

In arriving at a decision to buy or sell a security, factors are balanced such as credit quality and maturity to purchase the best relative value available in the market at any given time. While rare, sell decisions are usually based on a change in credit analysis or to take advantage of an opportunity to reinvest at a higher yield.

MERRIMAC TREASURY PLUS FUND (formerly "Merrimac Treasury Fund")

INVESTMENT OBJECTIVE

The investment objective of the Merrimac Treasury Plus Fund (the "Treasury Plus Fund") is to achieve a high level of current income consistent with preserving principal and liquidity. In view of the risks inherent in all investments in securities, there is no assurance that the Treasury Plus Fund's objective will be achieved.

IMPLEMENTATION OF INVESTMENT OBJECTIVES

The Treasury Plus Fund is a series of the Trust. Unlike other mutual funds which directly acquire and manage their own portfolios of securities, the Treasury Plus Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio") which is a series of the Master Portfolio, an open-end management investment company which is treated as a partnership for federal tax purposes. The Treasury Plus Portfolio has the same investment objective and policies as the Treasury Plus Fund. M&I Investment Management Corp. ("M&I") acts as sub-adviser to the Treasury Plus Portfolio and manages its investment program.

The Treasury Plus Portfolio's principal investment strategy is to invest its assets in high-quality, U.S. dollar-denominated Treasury securities with maturities of 397 calendar days or less.

Under normal circumstances, the Treasury Plus Portfolio will invest at least 80% its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these instruments. It may invest the remaining assets in securities issued or guaranteed by the U.S. Government or its agencies or in repurchase agreements that are collateralized by these instruments. Further description of these securities is found in Appendix A.

While M&I will endeavor to maintain a constant Fund NAV of $1 per share, there is no assurance that they will be able to do so. The shares are neither insured nor guaranteed by the U.S. Government. As such, the Treasury Plus Fund carries some risk. There is a risk that rising interest rates will cause the value of the Treasury Plus Portfolio's securities to decline. M&I attempts to minimize interest rate risk by limiting the maturity of each security to 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Treasury Plus Portfolio of 90 days or less.

In arriving at a decision to buy or sell a security, factors are balanced such as the Treasury Plus Portfolio's objective of maximizing current income while maintaining safety and liquidity. M&I evaluates the government securities market compared to the repurchase agreement market to determine which provides the most value to the Treasury Plus Portfolio.

Item 6.  Management, Organization and Capital Structure

MANAGEMENT

Investment Adviser

The Cash Fund and the Treasury Plus Fund (each a "Fund" and collectively the "Funds") have not retained the services of an investment adviser because each invests all of its investable assets in its corresponding Portfolio. The Cash Portfolio and the Treasury Plus Portfolio (each a "Portfolio" and collectively the "Portfolios") have each retained the services of Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. The Adviser continuously reviews and supervises the Portfolios' investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. The Adviser's business address is 200 Clarendon Street, Boston, Massachusetts 02116. The Adviser began acting as an investment adviser at the commencement of operations of the Cash Portfolio (November 21, 1996). The Portfolios each pay the Adviser and Investors Bank & Trust Company a unitary fee for services as Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets ("ANA") of each such Portfolio.

The Adviser and sub-advisers may pay out of their respective fees a transaction, service, administrative, or other similar fee charged by a financial intermediary, or other financial representative with respect to the purchase or sale of shares of each Fund. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from or in addition to, those imposed by each Fund, including requirements as to the minimum initial and subsequent investment amounts.


The Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the sub-advisers of each Fund's investment policies and guidelines. The Adviser also recommends the appointment of additional or replacement sub-advisers to the Portfolios' Board of Trustees. The Adviser, the Portfolios and the Funds have jointly received exemptive relief from the SEC to permit the Adviser and the Portfolios to add or terminate sub-advisers without shareholder approval.


Investment Sub-advisers


OIM serves as investment sub-adviser to the Cash Portfolio. OIM manages the Cash Portfolio, selects investments and places all orders for the purchase and sale of the Cash Portfolio's securities, subject to the general supervision of, and policies established by the Board of Trustees and the Adviser. The business address of OIM is 440 Lincoln Street, Worcester, Massachusetts 01653. OIM has been providing investment advisory services since it was established in 1993 as an indirect, wholly-owned subsidiary of Allmerica Financial Corporation. OIM receives a fee from the Adviser (and not from Cash Portfolio) for its services as investment sub-adviser. Prior to September 1, 1998, The Bank of New York acted as investment sub-adviser for the Cash Portfolio.


M&I serves as investment sub-adviser to the Treasury Plus Portfolio. M&I manages the Treasury Plus Portfolio, selects investments and places all orders for the purchase and sale of the Treasury Plus Portfolio's securities, subject to the general supervision of, and policies established by the Board of Trustees and the Adviser. The business address of M&I is 1000 North Water Street, Milwaukee, Wisconsin 53202. M&I has been providing investment advisory services since it was established in 1973 as a first tier wholly-owned subsidiary of Marshall & Isley Corporation, a publicly held bank holding company. M&I receives fees from the Adviser (and not from Treasury Plus Portfolio) for its services as investment sub-adviser.

Item 7. Shareholder Information

PRICING OF FUND SHARES

Shares of the Funds are sold at the NAV per share next computed after the purchase order is received in good order by Investors Bank & Trust Company ("Investors Bank"). NAV per share is determined once each Business Day as of 4:00 p.m. (ET) for the Treasury Plus Fund and as of 5:00 p.m. (ET) for the Cash Fund. A Business Day is any day on which both the New York Stock Exchange ("NYSE") and the New York Federal Reserve Bank are open and on any other day on which the Fund elects to accept offers for the purchase and redemption of shares.

Securities purchased by the Portfolios are stated at amortized cost, which approximates market value.

PURCHASE OF FUND SHARES

Shares of the Funds may be purchased by "accredited investors" within the meaning of Regulation D under the 1933 Act, which generally includes institutional investors and high net worth individuals, that have opened accounts with the Funds. The Funds each offer two classes of shares: Premium Class and Institutional Class. The minimum initial investment for Premium Class shares is $10 million. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. The minimum initial investment for the Institutional Class shares is $10,000. Subsequent purchases may be in any amount. The Funds reserve the right to waive the minimum initial investment. When a Premium Class shareholder's account balance falls below $1 million due to redemption, the shareholder's account may be closed. Such shareholder will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

Share purchase orders are deemed to be in good order on the date a completed Subscription Agreement is received (along with other required documents) and federal funds become available in the Funds' account with Investors Bank.

Purchases may be made only by wire. A bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-637-7622 to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form by 4:00 p.m. (ET) for the Treasury Plus Fund and by 5:00 p.m. (ET) for the Cash Fund on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. Purchase orders received after 4:00 p.m. (ET) for the Treasury Plus Fund and after 5:00 p.m.
(ET) for the Cash Fund will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day. Purchase orders for shares for which payment has not been received by the close of business will not be accepted, and notice thereof will be given to the purchaser. The Funds also may limit the amount of a purchase order received after 3:00 p.m. (ET).

On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 1:00 p.m. (ET).

The Funds reserve the right in their sole discretion (i) to suspend the offering of shares, (ii) to reject purchase orders when in its best interest and (iii) to modify or eliminate the minimum initial investment. Purchase orders may be refused if, for example, they are of a size that could disrupt management of the Portfolios.

REDEMPTION OF FUND SHARES


Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to 4:00 p.m. (ET) for the Treasury Plus Fund and prior to 5:00 p.m. (ET) for the Cash Fund on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt, but in any event within three Business Days from the date of receipt.


Shareholder redemption requests received after 4:00 p.m. (ET) for the Treasury Plus Fund and after 5:00 p.m. (ET) for the Cash Fund on a Business Day, will ordinarily receive payment by wire on the next Business Day, but, in any event, within four Business Days from the date of receipt of a proper notice of redemption. All redemption requests placed after 3:00 p.m. (ET) may only be placed by telephone.

Each Fund reserves the right in its sole discretion to suspend redemptions, or postpone payments or redemptions for more than seven days when the NYSE is closed or when trading is restricted for any reason, or under emergency circumstances or during any other period as permitted by the SEC for the protection of investors. Each Fund reserves the right to postpone payments for redemption requests received after 3:00 p.m. (ET) until the next Business Day.

On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all redemption orders must be received by 1:00 p.m. (ET).

A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Funds shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Funds. Dividends and/or capital gain distributions will be reinvested automatically in additional shares at the NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a Signature Guarantee prior to the record date of any such dividend or distribution.

TAX CONSEQUENCES

------------------------------------------------------------------------------------------------------------
            Transactions                                                Tax Status

------------------------------------------------------------------------------------------------------------
Sales or exchanges of shares.                          Usually capital gain or loss.  Tax rate depends on
                                                       how long shares are held.

------------------------------------------------------------------------------------------------------------
Distributions of long-term capital gain.               Taxable as long-term capital gain.

------------------------------------------------------------------------------------------------------------
Distributions of short-term capital gain.              Taxable as ordinary income.

------------------------------------------------------------------------------------------------------------
Dividends from net investment income.                  Taxable as ordinary income.

------------------------------------------------------------------------------------------------------------

Every January, the Funds provide information to their shareholders about dividends and distributions, which are taxable even if reinvested, and about the shareholders; redemptions during the previous calendar year. Any shareholder who does not provide a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

Shareholders should generally avoid investing in a fund shortly before an expected taxable dividend or capital gain distribution. Otherwise, a shareholder may pay taxes on dividends or distributions that are economically equivalent to a partial return of the shareholder's investment.

Shareholders should consult their tax advisers about their own particular tax situations.

DISTRIBUTION EXPENSES

Shares of each Fund are sold on a private placement basis in accordance with Regulation D under the 1933 Act, directly by the Funds without a distributor and are not subject to a sales load or redemption fee; assets of the Institutional Class of shares are subject to a shareholder servicing fee of up to 0.25% of average daily net assets. The assets of the Premium Class of shares are not subject to a Rule 12b-1 or shareholder servicing fee.

MASTER FEEDER FUNDS

The Funds are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, a Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees of the Trust would then consider whether a Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

                                   APPENDIX A

Asset-Backed Securities. The Cash Portfolio also may invest in asset-backed securities, which consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements such as letters of credit, insurance bonds, limited issuer guarantees, senior-subordinated structures and over collateralization. Asset-backed securities are normally traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. Asset-backed securities may be subject to prepayment risk, particularly in a period of declining interest rates. Prepayments, which occur when unscheduled payments are made on the underlying debt instruments, may shorten the effective maturities of these securities and may lower their total returns. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. There is no limit on the extent to which the Portfolio may invest in asset-backed securities; however, the Portfolio will only invest in asset-backed securities that carry a rating in the highest category from at least two NRSROs.

Commercial Paper. The Cash Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. The Cash Portfolio may invest in commercial paper with maturities which vary from a few days to nine months. The Cash Portfolio may also purchase U.S. dollar-denominated commercial paper of a foreign issuer rated in the highest or second highest rating categories by at least two NRSROs.

Corporate Debt Obligations. Subject to its respective credit quality and maturity limitations, the Cash Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers. Corporate bonds are subject to the risk of an issuer's inability to meet principal and interest payments and may also be subject to price volatility due to such factors as market interest rates, market perception of the credit worthiness of the issuer and general market liquidity.

Eurodollar and Yankee Dollar Investments. The Cash Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. The Portfolio may invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

Repurchase Agreements. The Cash Portfolio and the Treasury Plus Portfolio each may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the Portfolio collateralized with securities. The lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The Portfolios bear the risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. Each Portfolio will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Each Portfolio will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days because such agreements would be considered "illiquid securities."


Restricted and Illiquid Securities. Each Portfolio may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days and certain restricted securities. In addition, the Cash Portfolio and the Prime Portfolio may invest in time deposits with a notice or demand period of more than seven days. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements. The Board of Trustees of the Trust have adopted guidelines and delegated to each Portfolio's investment adviser or sub-adviser, as applicable, the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. Each Portfolio's Board of Trustees, however, retains oversight and is ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Variable and Floating Rate Instruments. Certain of the obligations purchased by the Cash Portfolio, the Prime Portfolio and the Treasury Plus Portfolio may carry variable or floating rates of interest and may include variable rate master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Portfolio will approximate their par value. Further, some of the demand instruments purchased by a Portfolio derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by each Portfolio's investment adviser or sub-adviser.

Zero Coupon and Deferred Payment Securities. The Cash Portfolio and the Prime Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Portfolios will distribute their share of this accrued income to shareholders, to the extent that the shareholders and shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolios will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

                                     PART B

ITEM 10. COVER PAGE AND TABLE OF CONTENTS

                                 MERRIMAC FUNDS

                               Merrimac Cash Fund

                          Merrimac Treasury Plus Fund

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2003

This Statement of Additional Information ("SAI") is not a Prospectus and is only authorized for distribution when preceded or accompanied by the Merrimac Fund's (the "Trust") current Prospectus dated May 1, 2003. Financial Statements are incorporated by reference into this SAI from the Trust's most recent Annual Report. This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by calling the Trust at 1-888-637-7622 or writing the Trust at 200 Clarendon Street, Boston, Massachusetts 02116. This SAI is not an offer of any fund for which an investor has not received a Prospectus.

Information about the Funds' (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's (the "SEC's") Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. Reports and other information about the Trust may be obtained on the Commission's Internet site at http://www.sec.gov.

                                TABLE OF CONTENTS


                                             Page                                              Page
Fund History                                   3        Capital Stock and Other Securities      15

Description of the Funds, Their                3        Purchase, Redemption and Valuation      17
        Investments and Risks                               of Shares

                                                        Taxation of the Trust                   18
Management of the Trust                        8

Control Persons and Principal Holders         11        Calculation of Performance Data         20
       of Securities

Investment Advisory and Other Services        12        Financial Statements                    21

Brokerage Allocation and Other                15        Appendix                                22
        Practices

ITEM 11. FUND HISTORY

Merrimac Funds (the "Trust") is composed of two funds: Merrimac Cash Fund ("Cash Fund") and Merrimac Treasury Plus Fund ("Treasury Plus Fund") (formerly "Merrimac Treasury Fund") (each, a "Fund" and collectively, the "Funds").

The Trust is a business trust organized under the laws of the State of Delaware pursuant to a Master Trust Agreement dated October 30, 1996, as amended.

The Merrimac Cash Portfolio ("Cash Portfolio") and the Merrimac Treasury Plus Portfolio ("Treasury Plus Portfolio") are each a series or sub-trust of the Merrimac Master Portfolio (the "Portfolio Trust"), a common law trust organized under New York law on October 30, 1996, registered as an open-end management investment company under the 1940 Act.

The Cash Portfolio and the Treasury Plus Portfolio are collectively referred to as the "Portfolios."

ITEM 12. DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

Classification

Each Fund is a diversified open-end, management investment company under the 1940 Act and a separate series of the Trust.

Master/Feeder Structure. The Cash Fund invests all of its investable assets in the Cash Portfolio. The Treasury Plus Fund invests all of its investable assets in the Treasury Plus Portfolio. Both Funds are sometimes referred to in this SAI as feeder funds.

Each Portfolio has the same investment objective and restrictions as its corresponding Fund. Because the feeder funds invest all of their investable assets in their corresponding Portfolios, the description of each Fund's investment policies, techniques, specific investments and related risks that follows also applies to the corresponding Portfolio.

In addition to these feeder funds, other feeder funds may invest in these Portfolios, and information about the other feeder funds is available by calling 1-888-637-7622 for each Portfolio. The other feeder funds invest in the Portfolios on the same terms as the Funds and bear a proportionate share of the Portfolio's expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the Funds, which may produce different investment results.

There are certain risks associated with an investment in a master-feeder structure. Large scale redemptions by other feeder funds in a Portfolio may reduce the diversification of a Portfolio's investments, reduce economies of scale and increase a Portfolio's operating expenses. If the Portfolio Trust's Board of Trustees approves a change to the investment objective of a Portfolio that is not approved by the Trust's Board of Trustees, a Fund would be required to withdraw its investment in the Portfolio and engage the services of an investment adviser or find a substitute master fund. Withdrawal of a fund's interest in its Portfolio, which may be required by the Trust's Board of Trustees without shareholder approval, might cause the fund to incur expenses it would not otherwise be required to pay.

Investment Strategies and Risks

Maturity and Duration. Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration a Portfolio will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flows.

Each of the Portfolios has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, each Portfolio will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 permits each Portfolio to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate reset provisions.

Bankers' Acceptances. The Cash Portfolio may invest in bankers' acceptances which are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit. The Cash Portfolio also may invest in certificates of deposit ("CDs"), which are negotiable interest bearing instruments with a specific maturity. CDs are issued by banks and thrift institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity

Extendible Commercial Notes ("ECNs"). The Cash Portfolio may invest in ECNs. ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on the Initial Redemption Date (the equivalent of a commercial paper maturity). The extension feature substitutes for bank back-up. Investors receive a premium for giving the issuer the option to extend the maturity. However, investors receive a sizable additional premium if the maturity is extended. ECNs carry the same credit rating(s) as the issuer's commercial paper.

Funding Agreements. The Cash Portfolio may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

Investment Companies. The Portfolios may invest in the securities of other investment companies to the extent allowed by law. Under the 1940 Act, each Portfolio's investment in investment companies is limited to, subject to certain exception, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets of investment companies in the aggregate.

Loan Participations. The Cash Portfolio may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations the Cash Portfolio may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for the Cash Portfolio to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, the Cash Portfolio may be subject to delays, expenses and risks that are greater than if the Cash Portfolio had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, the Cash Portfolio may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Cash Portfolio may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited, and therefore loan participations purchased by the Cash Portfolio are generally regarded as illiquid.

Repurchase Agreements. The Cash Portfolio and the Treasury Portfolio each may invest in repurchase agreements. A repurchase agreement is an agreement under which a Portfolio acquires money market instruments (generally U.S. Government Securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by a Portfolio and is unrelated to the interest rate on the instruments. The instruments acquired by a Portfolio (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the custodian bank for the Portfolio until they are repurchased. The Board of Trustees of the Portfolio Trust will monitor the standards that the investment adviser or sub-adviser will use in reviewing the creditworthiness of any party to a repurchase agreement with a Portfolio. See "Investment Advisory Services" for information regarding the investment adviser and sub-adviser.

The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by a Portfolio at a time when their market value has declined, a Portfolio may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by a Portfolio are collateral for a loan by a Portfolio and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the instruments it acquires. It is expected that these risks can be controlled through careful documentation and monitoring.

Reverse Repurchase Agreements. The Cash Portfolio and the Treasury Plus Portfolio each may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, each Portfolio would sell the securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed-upon date and price. Each Portfolio will enter into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to provide cash to satisfy redemption requests. At the time each Portfolio enters into a reverse repurchase agreement, it would place in a segregated custodial account, assets such as cash or liquid securities, consistent with each Portfolio's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the counterparty may default at a time when the market value of securities sold by each Portfolio have increased in value. Reverse repurchase agreements are considered by the SEC to be borrowings by the Portfolio under the 1940 Act.

Securities Lending. The Cash Portfolio and the Treasury Plus Portfolio may lend up to 33 1/3% of its portfolio of securities pursuant to agreements requiring that the loan be continuously secured by cash or equivalent collateral or by a letter of credit or bank guarantee in favor of the Portfolio at least equal at all times to 100% of the market value plus accrued interest on the securities lent. The Portfolio's will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily. Loans are subject to termination by the Portfolio's or the borrower at any time and are, therefore, not considered to be illiquid investments.

Short-Term Trading. Although each Portfolio usually intends to hold securities purchased until maturity, at which time they will be redeemable at their full principal value plus accrued interest, they may, at times, engage in short-term trading to attempt to take advantage of yield variations in the short-term market. Each Portfolio also may sell portfolio securities prior to maturity based on a revised evaluation of the creditworthiness of the issuer or to meet redemptions. In the event there are unusually heavy redemption requests due to changes in interest rates or otherwise, a Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. However, each Portfolio believes that its ability to borrow funds to accommodate redemption requests may mitigate in part the necessity for such portfolio sales during these periods.

Time Deposits. The Cash Portfolio may invest in time deposits ("TDs"), which are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a TD earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

U.S. Government Securities. The Cash Portfolio and the Treasury Plus Portfolio each may invest in U.S. Government Securities. Not all U.S.Government Securities are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Securities issued by the Federal Home Loan Bank are supported only by the credit of the agency. There is no guarantee that the U.S. Government will support these types of securities, and therefore they involve more risk than "full faith and credit" Government Securities.

When-Issued and Delayed Delivery Transactions. The Cash Portfolio and the Treasury Plus Portfolio each may invest in when-issued and delayed delivery securities, which are securities purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. Although the purchase of securities on a when-issued basis is not considered leveraging, it has the effect of leveraging. When such a security is purchased, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment unless the relevant Portfolio has entered into an offsetting agreement to sell the securities. These segregated securities will be valued at market and additional cash or securities will be segregated if necessary so that the market value of the account will continue to satisfy the purchase commitment. A Portfolio generally will not pay for such securities or earn interest on them until received. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of the Portfolio's total assets, and a commitment will not exceed 90 days. A Portfolio will only purchase when-issued securities for the purpose of acquiring portfolio securities and not for speculative purposes. However, a Portfolio may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. The market value of when-issued or delayed delivery securities when they are delivered may be less than the amount the Portfolios paid for them.

Fund Policies

The Funds and the Portfolios have adopted the following fundamental policies. Each of the Fund's and Portfolio's fundamental policies cannot be changed unless the change is approved by a "vote of the outstanding voting securities" of a Fund or a Portfolio, as the case may be, which phrase as used herein means the lesser of (i) 67% or more of the voting securities of a Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of a Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of a Fund or Portfolio.

As a matter of fundamental policy, each Portfolio (Fund) may not:

         (1) purchase any securities that would cause more than 25% of the total assets of the Portfolio at the time of such purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to U.S. Government Securities, bank obligations or repurchase agreements collateralized by any of such obligations as applicable;

         (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions, provided that borrowing does not exceed an amount equal to 33 1/3% of the current value of the Portfolio's assets taken at market value, less liabilities, other than borrowings;

         (3) purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions);

         (4) make loans to any person or firm; provided, however, that the making of a loan shall not include entering into repurchase agreements, and provided further that a Portfolio may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of a Portfolio's total assets;

          (5) engage in the business of underwriting the securities issued by others, except that a Portfolio will not be deemed to be engaging in the business of underwriting with respect to the purchase or sale of securities subject to legal or contractual restrictions on disposition;

         (6) issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act; and

         (7) purchase or sell real estate, commodities, or commodity contracts unless acquired as a result of ownership of securities, and provided further that a Portfolio may invest in securities backed by real estate and in financial futures contracts and options thereon.

If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the net assets of the Portfolios (Funds) will not constitute a violation of the restriction. The above restrictions also apply to each Fund, with the exception that a Fund may invest all of its investable assets without limitation in its respective Portfolio.

As a non-fundamental policy the Treasury Plus Portfolio (Fund) will, under normal circumstances, invest at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these instruments. These investment policies are not fundamental and should the Portfolio's Board decide to change these policies, shareholders will be provided at least 60 days notice.

ITEM 13. MANAGEMENT OF THE TRUST

Board of Trustees

Overall responsibility for management and supervision of the Trust and the Funds rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust or the Funds, including agreements with its custodian, transfer agent, investment adviser, sub-adviser and administrator. The day-to-day operations of the Funds are delegated to their Sub-Adviser. The SAI contains background information regarding each of the Trustees and executive officers of the Trust.

Trustees and Officers. The names, dates of birth and principal occupation(s) during the last five years of the Trustees and officers of the Trust are listed below. The business address of the Trustees and officers of the Trust and the Portfolio Trust is 200 Clarendon Street, Boston, Massachusetts 02116.

Trustees and Officers of the Trust and the Portfolio Trust


------------------------------------------------------------------------------------------------------------------------
                           Positions
                           Held with                                                                Number of
                           the Trust                                                                Portfolios in
                           and the     Term of Office and                                           Fund Complex
                           Portfolio   Length of Time       Principal Occupation(s) During Past 5   Overseen by
Name, Address and Age      Trust       Served(1)            Years                                   Trustee/Officer(2)
------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------
Francis J. Gaul, Jr.       Trustee     Since 1996           Private Investor July 1997 - present,
200 Clarendon Street,                                       Vice President and Principal, Triad
Boston, Massachusetts                                       Investment Management Company                  11
02116                                                       (Registered Investment Adviser) July
Age:  59                                                    1996 - May 1997.

------------------------------------------------------------------------------------------------------------------------
Edward F. Hines, Jr.       Trustee     Since 1996           Partner 2001 - present, Hines &
200 Clarendon Street,                                       Corley, Partner 1977 - 2001, Choate,
Boston, Massachusetts                                       Hall & Stewart. Mr. Hines also serves          11
02116                                                       as a profession trustee for several
Age:  57                                                    trusts. In his capacity as trustee of
                                                            certain of these trusts, Mr. Hines
                                                            has retained the services of
                                                            Investors Bank & Trust Company to
                                                            provide custody services with
                                                            respect to approximately $800
                                                            million in assets.

------------------------------------------------------------------------------------------------------------------------
Thomas E. Sinton           Trustee     Since 1996           Retired, Managing Director, Corporate
200 Clarendon Street,                                       Accounting Policy, April 1993 -
Boston, Massachusetts                                       October 1996 and Consultant, January           11
02116                                                       1993 - March 1996, Bankers Trust
Age:  70                                                    Company.

------------------------------------------------------------------------------------------------------------------------


----------
(1) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the board of trustees or shareholders.


(2) Fund Complex consists of the Merrimac Master Portfolio, the Merrimac Series, and the Merrimac Funds, comprising eleven series as of December 31, 2002.

------------------------------------------------------------------------------------------------------------------------
                           Positions
                           Held with                                                                Number of
                           the Trust                                                                Portfolios in
                           and the     Term of Office and                                           Fund Complex
                           Portfolio   Length of Time       Principal Occupation(s) During Past 5   Overseen by
Name, Address and Age      Trust       Served(3)            Years                                   Trustee/Officer(4)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Interested Trustee and

Officers(5)

------------------------------------------------------------------------------------------------------------------------
Kevin J. Sheehan           Trustee     Since                Chairman, Chief Executive Officer and
200 Clarendon Street,                  1996                 President of Investors Financial
Boston, Massachusetts                                       Services Corp. and Investors Bank &            11
02116                                                       Trust Company, June 1995 to August
Age:  51                                                    2001; Chairman and Chief Executive
                                                            Officer of Investors Financial
                                                            Services Corp. and Investors Bank &
                                                            Trust Company, August 2001 to present.

------------------------------------------------------------------------------------------------------------------------
Paul J. Jasinski           President   Since 1999           Managing Director, Investors Bank &
200 Clarendon Street,      and Chief                        Trust Company, 1990 - present;
Boston, Massachusetts      Executive                        Director November 1996 - present,              11
02116                      Officer                          Investors Bank & Trust - Advisory
Age:  55                                                    Division.

------------------------------------------------------------------------------------------------------------------------
John F. Pyne               Vice        Treasurer and        Manager, Investors Bank & Trust
200 Clarendon Street,      President,  Chief Financial      Company 2000 - present.  Assistant
Boston, Massachusetts      Treasurer   Officer since        Treasurer, State Street Bank 1992 -            11
02116                      and Chief   2002, Vice           2000.
Age:  34                   Financial   President since
                           Officer     2000

------------------------------------------------------------------------------------------------------------------------
Donald F. Cooley           Vice        Since 2001           Director/Sales, Investors Bank &
200 Clarendon Street,      President                        Trust Company May 2001 - present.
Boston, Massachusetts      of the                           Vice President, Credit Suisse First             9
02116                      Merrimac                         Boston 1999-2000. Vice President,
Age:  39                   Funds only                       Citicorp 1988-1998.

------------------------------------------------------------------------------------------------------------------------
Susan C. Mosher            Secretary   Since 1997           Senior Director 2001-present,
200 Clarendon Street,                                       Director 1995-2000, Mutual Fund
Boston, Massachusetts                                       Administration - Legal                         11
02116                                                       Administration, Investors Bank &
Age:  47                                                    Trust Company.

------------------------------------------------------------------------------------------------------------------------
Sandra I. Madden           Assistant   Since 1999           Senior Associate Counsel, Mutual Fund
200 Clarendon Street,      Secretary                        Administration - Legal
Boston, Massachusetts                                       Administration, Investors Bank &               11
02116                                                       Trust Company, 1999 - present;
Age:  36                                                    Associate, Scudder Kemper
                                                            Investments, Inc.,  1996-1999.
------------------------------------------------------------------------------------------------------------------------


----------
(3) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the board of trustees or shareholders.


(4) Fund Complex consists of the Merrimac Master Portfolio, the Merrimac Series, and the Merrimac Funds, comprising eleven series as of December 31, 2002.


(5) The Trustee and officers listed below are "interested persons" of each the Merrimac Master Portfolio and the Merrimac Series as defined in the Investment Company Act of 1940, as amended, due to his or her employment with Investors Bank & Trust Company, parent company of Investment Bank & Trust Company - Advisory Division, the investment adviser for the Merrimac Master Portfolio.

Share Ownership in the Fund as of December 31, 2002


------------------------------------------------------------------------------------------------------------------------
                                                                             Aggregate Dollar Range of Equity
                                 Dollar Range of Equity Securities in the    Securities in the Trust and the
Name of Director                 Trust                                       Fund Complex
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
------------------------------------------------------------------------------------------------------------------------
Francis J. Gaul, Jr.             Cash Fund: $1 - $10,000                     $1 - $10,000
------------------------------------------------------------------------------------------------------------------------
Edward F. Hines, Jr.             None                                        Over $100,000*
------------------------------------------------------------------------------------------------------------------------
Thomas E. Sinton                 None                                        Not Applicable
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------------------------------------------------------------------------------------------------------------
Kevin Sheehan                    None                                        Not Applicable
------------------------------------------------------------------------------------------------------------------------



* Mr. Hines has indirect beneficial ownership of shares in the Merrimac Series through a partnership and as trustee of the trusts.


Committees of the Board of Trustees


The Board of Trustees has an Audit Committee, which is comprised of all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"). Currently, Messrs. Francis J. Gaul, Jr., Edward F. Hines, Jr. and Thomas E. Sinton comprise the Audit Committee. Mr. Sinton is the chairman of the Audit Committee. The Audit Committee, pursuant to an Audit Committee Charter adopted by the Board, oversees the Trust's financial reporting, including the Trust's financial statements, review and assess the performance of the independent auditors, review of the Trust's internal controls and internal controls of certain service providers; oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof; ascertains the independence of the Trust's independent auditors; and acts as liaison between the Trust's independent auditors and the full Board of Trustees. The Audit Committee met once during the fiscal year ended December 31, 2002. In addition, the Independent Trustees met separately with their independent counsel to discuss and review the annual contract renewals for the Trusts. The full Board met four times during the fiscal year ended December 31, 2002. Each Director attended all of the Board and Committee meetings of which he is a member.


Compensation of the Trustees and Officers. The Trust does not compensate the Trustees or officers of the Trust who are affiliated with Investors Bank & Trust Company - Advisory Division or Funds Distributor, Inc. None of the Trustees or officers of the Trust have engaged in any financial transactions with the Trust during the fiscal year ended December 31, 2002.

The Trustees of the Portfolio Trust are paid an annual retainer of $10,000, payable in equal quarterly installments, and a $2,500 meeting fee for each quarterly meeting attended. Each Fund bears its pro rata allocation of Trustees' fees paid by its corresponding Portfolio to the Trustees of the Portfolio Trust. The Trustees of the Trust are paid an annual fee of $2,000, which is paid quarterly. The following table reflects the compensation paid by the Trust and by the Portfolio Trust, to each Trustee for the fiscal year ended December 31, 2002.

                                    Aggregate               Pension or Retirement              Total Compensation
                                   Compensation              Benefits Accrued as              From Trust and Fund
Name of Trustee                   From the Trust           Part of Fund's Expenses                 Complex *
---------------                   --------------           -----------------------                 ---------
Kevin J. Sheehan                        $0                            $0                               $0

Francis J. Gaul, Jr.                  $2,000                          $0                            $28,000

Edward F. Hines, Jr.                  $2,000                          $0                            $28,000

Thomas E. Sinton                      $2,000                          $0                            $28,000

*Fund Complex consists of the Portfolio Trust, the Merrimac Funds, and the Merrimac Series, comprising eleven series as of December 31, 2002.


ITEM 14. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding their corresponding Portfolio without the consent or approval of other interest holders.


As of April 11, 2003, the following were control persons of the Portfolios.


CASH FUND, PREMIUM CLASS


Name and Address                                     Percentage Ownership
of Beneficial Owner                                  Of Outstanding Shares
-------------------                                  ---------------------

Investors Bank & Trust Co.                                    82.13%
As Security Lending Agent
Attn:  Bob Jackson
Mail Code TRD 18
200 Clarendon Street
Boston, MA 02116



As of April 11, 2003, Trustees and offices of the Trust owned in the aggregate less than 1% of any of the Portfolios.

ITEM 15. INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser and Subadvisers

Each Portfolio retains Investors Bank & Trust Company - Advisory Division (the "Adviser") as their investment adviser. The Investment Adviser Agreements (the "Adviser Agreements") between the Adviser and each Portfolio provides that the Adviser will manage the operations of each Portfolio, subject to the policies established by the Board of Trustees of the Trust. The Adviser also provides office space, facilities, equipment and personnel necessary to supervise each Portfolio's operations and pays the compensation of each such Portfolio's officers, employees and directors affiliated with the Adviser. Each Portfolio pays the Adviser a unitary fee for services as Investment Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. For a description of the rate of compensation that each Portfolio pays the Adviser under the Adviser Agreements, see "Administrator, Transfer Agent and Fund Accountant" below.

Each Portfolio pays the Adviser a fee for its services. The fee paid to the Adviser by each of the Portfolios for the fiscal years ending December 31 are as follows:

----------------------------------------------------------------------------
      Portfolio                   2000            2001             2002
----------------------------------------------------------------------------
Cash Portfolio                $1,910,240      $5,328,983       $9,626,398
----------------------------------------------------------------------------
Treasury Plus Portfolio          412,284         445,834          513,744
----------------------------------------------------------------------------

Pursuant to Investment Sub-Adviser Agreements, the Adviser has retained sub-advisers for each Portfolio. Each Sub-Adviser is compensated as shown below by the Adviser at no additional cost to the Portfolios. Subject to the supervision of the Adviser and of the Portfolio Trust's Board of Trustees, the sub-advisers furnish to each Portfolio investment research, advice and supervision and determine what securities will be purchased, held or sold by the Portfolios.


For its services, Opus Investment Management, Inc. ("OIM"), formerly Allmerica Asset Management, Inc., will receive an annual fee, computed and paid monthly, based on the average net assets ("ANA") of the Cash Portfolio according to the following schedule:


           ASSETS                                                RATE
           ------                                                ----

       First $500 Million......................................  0.09%
       Next $500 Million.......................................  0.07%
       Over $1 Billion.........................................  0.06%

For its services M&I Investment Management Corp. ("M&I") will receive an annual fee, computed and paid monthly at an annual rate of 0.08% of the average daily net assets for the Treasury Plus Portfolio.

Payments to the sub-advisers for each Portfolio by the Adviser during the past three fiscal years were as follows:

--------------------------------------------------------------------------------
                               2000              2001              2002
--------------------------------------------------------------------------------
OIM
--------------------------------------------------------------------------------
Cash Portfolio               $863,954         $2,176,996        $3,597,849
--------------------------------------------------------------------------------
M&I
--------------------------------------------------------------------------------
Treasury Plus Portfolio       196,537          209,836            241,771
--------------------------------------------------------------------------------



Each Portfolio bears the expenses of its operations other than those incurred by OIM or M&I, respectively. Among the other expenses, each Portfolio pays share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of shareholder reports; registration and reporting fees and expenses; and the Portfolio Trust's Trustee fees and expenses.

The Investment Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the Sub-advisers of each Fund's investment policies and guidelines. The Investment Adviser also recommends the appointment of additional or replacement Sub-advisers to the Portfolio Trust's Board of Trustees. The Investment Adviser, the Portfolios and the Funds have jointly received exemptive relief from the SEC to permit the Investment Adviser and the Portfolios to add or terminate Sub-,advisers without shareholder approval.


The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Portfolio Trust as that term is defined in the 1940 Act, have approved the Adviser Agreements and Sub-Adviser Agreements. In considering the agreements, the Trustees reviewed a variety of materials relating to each Fund, the Adviser and each Sub-adviser, including information about the fee expenses and performance of each Fund relative to other similar mutual funds. The Trustees reviewed information provided by each Sub-adviser relating to its operations, personnel, investment philosophy and investment strategies and techniques, as well as the performance of each Sub-adviser in managing its respective Portfolio. The Trustees also reviewed the compliance capabilities of the Adviser and each Sub-adviser.

In approving each of the Sub-Adviser Agreements, the Trustees considered, among other things: (i) the nature and quality of services rendered by each Sub-adviser; (ii) the short-term and long-term performance of the Sub-adviser relative to other advisers that manage similar investment portfolios; and (iii) the compensation paid by the Adviser to the Sub-adviser.

With respect to the Adviser, the Trustees considered, among other things, the financial condition and profitability of the Adviser in providing a variety of services to the Funds and Portfolios and the compensation paid to the Adviser for such services.

After considering these and other factors, the Trustees concluded that approval of the Adviser Agreements and Sub-Adviser Agreements would be in the interests of each Fund and Portfolios and their respective shareholders.

Administrator, Transfer Agent, Custodian and Fund Accountant


Investors Bank & Trust Company ("Investors Bank"), serves as Administrator, Transfer Agent and Custodian to the Funds and the Portfolios. The services provided by Investors Bank as administrator include certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. As transfer agent and dividend paying agent, Investors Bank is responsible for issuance, transfer and redemption of interests, the establishment and maintenance of accounts and the payment of distributions for each Fund and for maintaining records of holders in interest and for the payment of distributions for each Portfolio. As custodian, Investors Bank holds cash, securities and other assets of the Funds and the Portfolios as required by the 1940 Act.

IBT Fund Services (Canada) Inc., ("IBT Canada") a subsidiary of Investors Bank, serves as fund accounting agent for the Portfolios. As fund accounting agent, IBT Canada performs certain accounting, clerical and bookkeeping services, and the daily calculation of net asset value for each Portfolio.

For its services as Investment Adviser, Administrator, Transfer Agent, Custodian and Fund Accounting Agent, each Portfolio pays Investors Bank an aggregate fee, which is calculated daily and paid monthly, at an annual rate of 0.17% of the ANA of such Portfolio. For its services as Administrator, Transfer Agent, Custodian and Fund Accounting Agent, the Funds each pay Investors Bank an aggregate fee, which is calculated daily and paid monthly, at an annual rate of 0.01% of ANA of such Fund. The fees paid to Investors Bank by the Cash Fund for the fiscal years ended December 31, 2002, December 31, 2001 and December 31, 2000 were $123,133, $104,805 and $72,371, respectively.


Independent Auditors

For the fiscal year ended December 31, 2002, Ernst & Young LLP ("E&Y") served as independent auditors to the Trust and the Portfolio Trust. E&Y is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted accounting standards, and preparation of the Federal tax returns. Additionally, pursuant to Rule 17f-2 of the 1940 Act, three security counts are performed for the Portfolio Trust. The mailing address for E&Y is 200 Clarendon Street, Boston, Massachusetts 02116.

Counsel

Goodwin Procter LLP serves as counsel to the Trust.

Shareholder Servicing Plan

The Board of Trustees of the Trust has adopted a Shareholder Servicing Plan (the "Servicing Plan") with respect to the Institutional Class of each Fund after having concluded that there is a reasonable likelihood that the Servicing Plan will benefit the Funds and their shareholders. The Servicing Plan provides that the Shareholder Servicing Agent shall receive a fee from each Fund at an annual rate not to exceed 0.25% of the average daily net assets of such Fund. Assets of the Premium Class shares of each Fund are not subject to the shareholder servicing fee.

The Servicing Plan will continue in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Disinterested Trustees who have no direct or indirect financial interest in the operation of the Servicing Plan or in any agreements related thereto (the "Qualified Servicing Plan Trustees"). The Servicing Plan requires that at least quarterly, the Treasurer of the Trust provide to the Trustees of the Trust and that the Trustees review a written report of the amounts expended pursuant to the Servicing Plan and the purposes for which such expenditures were made. The Servicing Plan further provides that the selection and nomination of the Trust's Qualified Servicing Plan Trustees is committed to the discretion of the Trust's disinterested Trustees then in office. The Servicing Plan may be terminated at any time by a vote of a majority of the Qualified Servicing Plan Trustees, or by a vote of a majority of the outstanding voting shares of such Fund. The Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the affected Class of such Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Servicing Plan Trustees.

ITEM 16. BROKERAGE ALLOCATION AND OTHER PRACTICES

Purchases and sales of securities for the Portfolios usually are principal transactions. Securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Each Portfolio does not anticipate paying brokerage commissions. Any transaction for which the Portfolios pay a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers include the spread between the bid and asked price.

Allocations of transactions, including their frequency, to various dealers is determined by the respective Sub-Advisers in their best judgment and in a manner deemed to be in the best interest of each Fund and the other investors in either Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Investment decisions for the Portfolios will be made independently from those for any other account or investment company that is or may in the future become managed by the Sub-Advisers. If, however, either Portfolio and other accounts managed by its Sub-Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by either Portfolio or the size of the position obtainable for either Portfolio. In addition, when purchases or sales of the same security for either Portfolio and for other accounts managed by their Sub-Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

ITEM 17. CAPITAL STOCK AND OTHER SECURITIES

Under the Master Trust Agreement, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, of each Fund. The Master Trust Agreement authorizes the Board of Trustees to divide the shares into any number of classes or series, each class or series having such designations, powers, preferences, rights, qualifications, limitations and restrictions, as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the other classes or series in various characteristics.

The Trust generally is not required to hold meetings of its shareholders. Under the Master Trust Agreement, however, shareholder meetings will be held in connection with the following matters: (1) the election or removal of Trustees if a meeting is called for such purpose; (2) the adoption of any investment advisory contract; (3) any amendment of the Master Trust Agreement (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (4) such additional matters as may be required by law, the Master Trust Agreement, the By-laws of the Trust or any registration of the Trust with the SEC or any state, or as the Trust's Trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his successor or until such Trustee sooner dies, resigns or is removed by a vote of two-thirds of the shares entitled to vote, or a majority of the Trustees. In accordance with the 1940 Act (i) the Trust will hold a shareholder meeting for the election of Trustees at such time as less than a majority of the Trustees have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders. A shareholders' meeting shall be held for the purpose of voting upon the removal of a Trustee upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Master Trust Agreement provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of Trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Master Trust Agreement, such as termination or reorganization of the Trust and certain amendments of the Master Trust Agreement, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Master Trust Agreement specifically authorizes the Board of Trustees to terminate the Trust (or any series Fund thereof) by notice to the shareholders without shareholder approval. The Board of Trustees may by amendment to the Master Trust Agreement add to, delete, replace or otherwise modify any provisions relating to any series or class, provided that before adopting any such amendment without shareholder approval, the Board of Trustees determined that it was consistent with the fair and equitable treatment of all shareholders and, if shares have been issued, shareholder approval shall be required to adopt any amendments which would adversely affect to a material degree the rights and preferences of the shares of any series or class.

Each share of a Fund has equal voting rights with every other share of a Fund, and all shares of a Fund vote as a single group except where a separate vote of any class is required by the 1940 Act, the laws of the State of Delaware, the Master Trust Agreement or the By-Laws, or as the Board may determine in its sole discretion. Where a separate vote is required with respect to one or more classes, then the shares of all other classes vote as a single class, provided that, as to any matter which does not affect the interest of a particular class, only the holders of shares of the one or more affected classes is entitled to vote.

Interests in each Portfolio have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth in the Prospectus. The Trust normally will not hold meetings of holders of such interests except as required under the 1940 Act. The Trust would be required to hold a meeting of holders in the event that at any time less than a majority of its Trustees holding office had been elected by holders. The

Trustees of the Trust continue to hold office until their successors are elected and have qualified. Holders holding a specified percentage of interests in a Portfolio may call a meeting of holders in such Portfolio for the purpose of removing any Trustee. A Trustee of the Trust may be removed upon a majority vote of the interests held by holders in the Trust qualified to vote in the election. The 1940 Act requires the Trust to assist its holders in calling such a meeting. Upon liquidation of a Portfolio, holders in a Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to holders. Each holder in a Portfolio is entitled to a vote in proportion to its percentage interest in such Portfolio.

If at any time a Fund receives notice of a meeting of shareholders of a Portfolio in which the Fund invests, the Fund will seek instructions from its shareholders with regard to the voting of the Fund's interests in the Portfolio and will vote such interests in accordance with such instructions. Alternatively, the Fund may elect to vote its interests in the Portfolio in the same proportion as the vote of all other holders of interests in the Portfolio.

ITEM 18. PURCHASE, REDEMPTION AND VALUATION OF SHARES

Purchase and Redemption of Shares

Information on how to purchase and redeem shares and the time at which net asset value of each share is determined is included in the Prospectus.

The Trust may suspend the right to redeem Fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange ("NYSE") and the New York Federal Reserve Bank ("Fed") are closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it or determination by the Fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the Fund.

The Trust intends to pay redemption proceeds in cash for all Fund shares redeemed. Portfolio securities paid upon redemption of Fund shares will be valued at their then current market value. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash. The Portfolios have advised the Trust that the Portfolios will not redeem in-kind except in circumstances in which a Fund is permitted to redeem in-kind or except in the event a Fund completely withdraws its interest from a Portfolio.

Valuation of Shares

The following is a description of the procedures used by the Funds in valuing their assets.

The investment securities in each Portfolio are valued based upon the amortized cost method which involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides consistency in valuation, it may result in periods during which the stated value of a security is higher or lower than the price that each Portfolio would receive if the security were sold. This method of valuation is used in order to stabilize the NAV of shares of either Fund at $1.00; however, there can be no assurance that either Fund's NAV will always remain at $1.00 per share.

ITEM 19. TAXATION OF THE TRUST

Each Fund is treated as a separate entity for accounting and tax purposes. Each Fund has elected to be treated and to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject to Federal income tax on its investment company taxable income (i.e., all taxable income, after reduction by deductible expenses, other than its "net capital gain," which is the excess, if any, of its net long-term capital gain over its net short-term capital loss) and net capital gain which are distributed to shareholders in accordance with the timing and other requirements of the Code.

Each Portfolio is treated as a partnership for federal income tax purposes. As such, a Portfolio is not subject to federal income taxation. Instead, a Fund must take into account, in computing its federal income tax liability (if any), its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from its corresponding Portfolio. Because a Fund invests its assets in its corresponding Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for its corresponding Fund to satisfy them. Each Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. A Portfolio will make allocations to its corresponding Fund in a manner intended to comply with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid Federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund will be deemed (i) to own its proportionate share of each of the assets of its corresponding Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.

Each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by a Fund during October, November or December but paid during the following January. Such distributions will be taxable to taxable shareholders as if received on December 31 of the year the distributions are declared, rather than the year in which the distributions are received.

At the discretion of the officers of a Fund, each Fund will distribute net realized capital gains. For federal income tax purposes, a Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to a Fund and, as noted above, would not be distributed as such to shareholders.

If a Portfolio invests in zero coupon securities, certain increasing rate or deferred interest securities or, in general, other securities with an original issue discount (or with market discount if an election is in effect to include market discount in income currently), the Portfolio must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, including its distributive share of such income accrued by the Portfolio, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, the Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to enable the Fund to satisfy the distribution requirements.

Distributions from a Fund's current or accumulated earnings and profits ("E&P"), as computed for Federal income tax purposes, will be taxable as described in the Prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in Fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

It is anticipated that, due to the nature of each Portfolio's investments, no portion of any Fund's distributions will generally qualify for the dividends received deduction. A Fund's distributions to its corporate shareholders would potentially qualify in their hands for the corporate dividends received deduction, subject to certain holding period requirements and limitations on debt financing under the Code, only to the extent the Fund was allocated dividend income of its corresponding Portfolio from stock investments in U.S. domestic corporations.

Dividends and certain other distributions may be subject to "backup withholding" of federal income tax at a 30% rate for shareholders who fail to provide required taxpayer identification numbers or related certifications, provide incorrect information, or are otherwise subject to such withholding. Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax adviser for more information. The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to any foreign investors (who may be subject to withholding or other taxes) or certain other classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable
to) investments in certain U.S. Government Securities, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, including the effect, if any, of the Fund's indirect ownership (through the Portfolio) of any such obligations, the Federal, and any other state or local, tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

ITEM 21. CALCULATION OF PERFORMANCE DATA

From time to time, each Fund may quote its "yield" and "effective yield" information in reports and other communications to shareholders and compare their performance figures to those of other funds or accounts with similar objectives and to relevant indices. Such performance information will be calculated as described below. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.

Yield

The current yield for each Fund is computed by (a) determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7).

The Funds' 7-day yield for the period ended December 31, 2002 was as follows:


---------------------------------------------------------------------------
           Class                 Cash Fund         Treasury Plus Fund*
---------------------------------------------------------------------------
          Premium                  1.43%                  -- %
---------------------------------------------------------------------------
       Institutional               0.00%                  -- %
---------------------------------------------------------------------------
*The Treasury Plus Fund had not commenced operations as of December 31, 2002.


Effective Yield

In addition, each Fund may calculate a compound effective annualized yield by determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted according to the following formula:

    Effective Yield = [(Base Period return +1) (365/7 exponentional power)] - 1 (i.e. adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.)

The net change in the value of the account reflects the value of additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation.

The Funds' 7-day effective yield for the period ended December 31, 2002, was as follows:

--------------------------------------------------------------------------------
           Class                      Cash Fund              Treasury Plus Fund*
--------------------------------------------------------------------------------
          Premium                       1.44%                       -- %
--------------------------------------------------------------------------------
       Institutional                    0.00%                       -- %
--------------------------------------------------------------------------------
*The Treasury Plus Fund had not commenced operations as of December 31, 2002.


Each Fund's performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and its operating expenses. Consequently, any given performance quotation should not be considered as representative of a Fund's performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, a Fund's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time.

ITEM 22. FINANCIAL STATEMENTS

The Cash Fund's and Portfolio's financial statements contained in the 2002 Annual Report of the Trust have been audited by Ernst & Young LLP, independent auditors, and are incorporated by reference into this SAI. Copies of the Trust's 2002 Annual Report may be obtained by calling 1-888-637-7622.

                                    Appendix

Description of Commercial Paper Ratings


The following descriptions of short-term debt ratings have been published by Standard & Poor's Ratings Service ("Standard & Poor's"), Moody's Investors Service ("Moody's"), Fitch's IBCA Investors Service ("Fitch") and Dominion Bond Rating Service ("DBRS"), respectively. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted.


A -- Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Commercial paper issues rated A-1 by Standard & Poor's reflect a very strong degree of safety of timely payment. Commercial paper issues rated A-2 reflect a strong degree of safety of timely payment but not as strong as for issues designated A-1.

Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of the "highest" quality on the basis of relative repayment capacity with a superior ability for repayment of senior short-term debt obligations. Commercial paper issues rated Prime-2 are judged by Moody's to be of the "second highest" quality with a strong ability for repayment of senior short-term debt obligations.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Commercial paper issues rated Fitch-2 are regarded as having only a slightly less assurance of timely payment than those issues rated Fitch-1.


Commercial paper rated R-1 (high) is considered by DBRS to be of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Paper rated R-1 (middle) is of superior credit quality and, in most cases, are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.


Description of Long-Term Debt Ratings

The following is a description of Moody's debt instrument ratings:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following is a description of Standard & Poor's debt instrument ratings:

Standard & Poor's ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

Plus (+) or minus (-): The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


The following is a description of DBRS's debt instrument ratings:

DBRS long term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. DBRS ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every DBRS rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

Bonds rated "AAA" by DBRS are considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest.

Bonds rated "AA" by DBRS are considered to be of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree.

                                     PART C

                                     PART C

Item 23. Exhibits:

         Exhibit No.          Description

            (a1)              Master Trust Agreement, effective as of
                              October 30, 1996(1)

            (a2)              Amendment No. 1 to the Master Trust Agreement(1)

            (a3)              Amendment No. 2 to the Master Trust Agreement(2)

            (a4)              Amendment No. 3 to the Master Trust Agreement (3).

            (b)               By-Laws (1)

            (c)               None

            (d1)              Investment Adviser Agreement between Merrimac Master
                              Portfolio and Investors Bank &
                              Trust Company ("Investors Bank")(1)

            (d2)              Investment Sub-Adviser Agreement between
                              Investors Bank and Opus Investment Management, Inc., formerly
                              Allmerica Asset Management, Inc. (Cash Portfolio)(4)

            (d3)              Investment Sub-Adviser Agreement between
                              Investors Bank and M&I Investment Management
                              Corp. (Treasury Plus Portfolio)(4)

            (e)               *

            (f)               Not Applicable

            (g)               Custodian Agreement between Registrant and Investors Bank(1)

            (h1)              Administration Agreement between Registrant and Investors Bank(1)

            (h2)              Transfer Agency Agreement between Registrant and Investors Bank(1)

            (i)               *

            (j)               *

            (k)               *

            (l)               None

            (m1)              Shareholder Servicing Plan (Institutional  Class)(1)

            (m3)              Shareholder Servicing Agreement (Institutional Class)(1)

            (o1)              Multiple Class Expense Allocation Plan (Rule 18f-3)(1)

            (o2)              First Amended and Restated Multiple Class Expense Allocation Plan(2)


(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed April 1, 1997 (Accession No. 0001029869-97-000412).

(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed April 21, 1998 (Accession No. 0001029869-98-000529).

(3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed April 23, 1999 (Accession No. 0000897436-99-103).

(4) Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed April 28, 2000 (Accession No. 0000897436-00-000180.

*Pursuant to General Instructions B2 of Form N-1A, a registration statement filed under only the Investment Company Act of 1940 shall consist of the facing sheet of the Form, responses to all items of Part A and B except Items 1, 2, 3, 5 and 9 of Part A thereof, responses to all items of Part C except Items 23(e) and (i)-(k) and the required signatures and all other documents that are required or which the Registrant may file as part of the registration statement.

Item 24.  Persons Controlled by or Under Common Control with Registrant

As of the close of business on April 11, 2002, the following are owners of 25% or more of the value of the outstanding shares of the Merrimac Cash Fund.

CASH FUND, PREMIUM CLASS

Name and Address                                     Percentage Ownership
of Beneficial Owner                                  Of Outstanding Shares

Investors Bank & Trust Co.                                    82.13%
As Security Lending Agent
Attn:  Bob Jackson
Mail Code TRD 18
200 Clarendon Street
Boston, MA 02116

As of April 11, 2003, the Merrimac Treasury Plus Fund was inactive.

Item 25.  Indemnification

Under Article V of the Registrant's Declaration of Trust, the Trust shall indemnify, to the fullest extent permitted by law (including the 1940 Act), each Trustee, officer or employee of the Trust (including any Person who serves at the Trust's request as a director, officer or trustee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by such Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which such Person may be involved or with which such Person may be threatened, while in office or thereafter, by reason of such Person being or having been such a Trustee, officer, employee, except with respect to any matter as to which such Person shall have been adjudicated to have acted with bad faith, willful misfeasance, gross negligence or reckless disregard of such Person's duties, such liabilities and expenses being liabilities only of the Portfolio Series out of which such claim for indemnification arises; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for such payment of for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office (i) by the court or other body approving the settlement or other disposition; or (ii) based upon a review of readily available facts (as opposed to a full trial-type inquiry), by written opinion from independent legal counsel approved by the Trustees; or (iii) by a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, based upon a review of readily available facts (as opposed to a full trial-type inquiry).

Item 26.  Business and Other Connections of Investment Adviser

Investors Bank serves as investment adviser to the Merrimac Cash Portfolio (in which the Merrimac Cash Fund has invested all of its assets) and the Merrimac Treasury Plus Portfolio (in which the Merrimac Treasury Plus Fund has invested all of its assets). Investors Bank was organized in 1969 as a Massachusetts-chartered trust company and provides domestic and global custody, multi-currency accounting, institutional transfer agency, performance measurement, foreign exchange, securities lending and mutual fund administration services to a variety of financial asset managers, including mutual fund complexes, investment advisers, banks and insurance companies.

INVESTORS BANK & TRUST COMPANY - ADVISORY DIVISION, serves as the investment adviser to the Registrant. The list required by this Item 26 of officers and directors of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Adviser pursuant to the Advisers Act (SEC File No. 801-60166).

OPUS INVESTMENT MANAGEMENT, INC. (formerly Allmerica Asset Management, Inc.) serves as the investment sub-adviser to the Registrant. The list required by this Item 26 of officers and directors of the Investment Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Sub-Adviser pursuant to the Advisers Act (SEC File No. 801-44189).

M&I INVESTMENT MANAGEMENT CORP. serves as the investment sub-adviser to the Registrant. The list required by this Item 26 of officers and directors of the Investment Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Sub-Adviser pursuant to the Advisers Act (SEC File No. 801-9118).

Item 27.  Principal Underwriters

Not Applicable

Item 28.  Location of Accounts and Records

The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the locations set forth below. (The Merrimac Cash Fund and the Merrimac Treasury Plus Fund are referred to as the "Funds" and the Merrimac Cash Portfolio and the Merrimac Treasury Plus Portfolio are referred to as the Portfolios.)

Investors Bank & Trust Company
200 Clarendon  Street
Boston, MA 02116
(Investment Adviser to the Portfolios; Administrator, Custodian and Transfer Agent for the Funds and the Portfolios)

Opus Investment Management, Inc.
440 Lincoln Street
Worcester, MA  01653
(Investment Sub-Adviser to the Merrimac Cash Portfolio)

M&I Investment Management Corp.
1000 North Water Street
Milwaukee, Wisconsin 53202
(Investment Sub-Adviser to the Merrimac Treasury Plus Portfolio)

IBT Fund Svs (Canada) Inc.
1 First Canadian, King Street West
Suite 2800 P.O. Box 231
Toronto, CA  M5X1C8
(Fund Accountant for the Portfolios)

Item 29.  Management Services

Not Applicable

Item 30.  Undertakings

Not Applicable

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the Fund has duly caused this Amendment No. 6 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston, and Commonwealth of Massachusetts as of the 29th day of April, 2003.




MERRIMAC FUNDS


/s/ Paul J. Jasinski
By: Paul J. Jasinski
Its:  President